Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of financial assets
The accounting policies for financial instruments have been applied as indicated below:

(in KUSD)	Note	December 31, 2022	December 31, 2021
Financial assets
Cash and cash equivalents	5.1 / 19b	326,441	466,544
Accounts receivable, net	3.4	72,971	30,218
Other current assets (excluding prepaid expenses)	12	4,743	1,948
Other long-term assets		903	693
Total financial assets (1)		405,058	499,403

Schedule of financial liabilities

(in KUSD)	Note	December 31, 2022	December 31, 2021
Financial liabilities
Accounts payable		12,351	12,080
Other current liabilities	21	73,035	50,497
Lease liabilities, short-term and long-term	16	7,661	8,023
Senior secured term loans, short-term and long-term	23	109,714	—
Convertible loans, short-term and long-term	24	—	93,728
Convertible loans, derivatives	24	—	37,947
Warrant obligations	23, 25	1,788	—
Deferred royalty obligation	27	222,277	225,477
Income taxes payable		—	3,754
Total financial liabilities (1)		426,826	431,506

Net financial position		(21,768)	67,897
(1) Financial assets and Financial liabilities are recorded at historical or amortized cost with the exception of Convertible loans, derivatives and Warrant obligations which are recorded at fair value.

Schedule of net debt rollforward
The following is the net debt rollforward for the Company for 2021 and 2022.

	Notes	Cash and cash equivalents	Convertible loan (1)	Embedded derivatives (1)	Derivatives (1)	Deferred royalty obligation (2)	Lease liabilities (3)	Total
January 1, 2021		439,195	(38,406)	(51,229)	(21,979)	—	(3,467)	324,114
Issuance of convertible loan	24	50,000	(50,368)	(18,158)	20,341	—	—	1,815
Fair value adjustments	24	—	—	31,440	1,638	—	—	33,078
Convertible loan transaction costs	24	(557)	409	—	—	—	—	(148)
Convertible loan accretion	24	—	(10,418)	—	—	—	—	(10,418)
Interest payments	16, 24	(5,280)	5,055	—	—	—	225	—
Issuance of deferred royalty obligation	27	225,000	—	—	—	(225,000)	—	—
Deferred royalty transaction costs	27	(6,998)	—	—	—	6,998	—	—
Deferred royalty obligation accretion and cumulative catch-up	27	—	—	—	—	(7,688)	—	(7,688)
Deferred royalty obligation payments	27	(213)	—	—	—	213	—	—
Lease additions	16	—	—	—	—	—	(5,718)	(5,718)
Lease principal	16	(977)	—	—	—	—	977	—
Other lease activity including foreign exchange	16	—	—	—	—	—	(40)	(40)
Net cash outflow		(233,632)	—	—	—	—	—	(233,632)
Foreign exchange on cash		6	—	—	—	—	—	6
December 31, 2021		466,544	(93,728)	(37,947)	—	(225,477)	(8,023)	101,369

	Notes	Cash and cash equivalents	Senior secured term loans(4)	Warrant obligations(4)(5)	Convertible loan (1)	Embedded derivatives (1)	Deferred royalty obligation (2)	Lease liabilities (3)	Total
January 1, 2022		466,544	—	—	(93,728)	(37,947)	(225,477)	(8,023)	101,369
Fair value adjustments	23, 24, 25	—	—	14,466	—	25,650	—	—	40,116
Convertible loan and senior secured term loan accretion	24	—	(5,845)	—	(7,684)	—	—	—	(13,529)
Interest payments	23, 24	(10,368)	4,987	—	5,190	—	—	191	—
Senior secured term loan transaction costs	23	(7,432)	7,187	—	—	—	—	—	(245)
Issuance of senior secured term loan facility	23	120,000	(116,043)	(3,957)	—	—	—	—	—
Loss on extinguishment	24	—	—	—	(22,082)	—	—	—	(22,082)
Deerfield loan exchange	24, 25	(118,304)	—	—	118,304	—	—	—	—
Issuance of Deerfield warrants	25	—	—	(12,297)	—	12,297	—	—	—
Deferred royalty obligation accretion and cumulative catch- up	27	—	—	—	—	—	(7,798)	—	(7,798)
Deferred royalty obligation payments	27	(10,998)	—	—	—	—	10,998	—	—
Lease additions	16	—	—	—	—	—	—	(1,234)	(1,234)
Lease principal	16	(1,011)	—	—	—	—	—	1,011	—
Other lease activity including foreign exchange	16	—	—	—	—	—	—	394	394
Net cash outflow		(111,782)	—	—	—	—	—	—	(111,782)
Foreign exchange on cash		(208)	—	—	—	—	—	—	(208)
December 31, 2022		326,441	(109,714)	(1,788)	—	—	(222,277)	(7,661)	(14,999)
(1) See note 24, “Convertible loans” for further information.
(2) See note 27, “Deferred royalty obligation” for further information.
(3) See note 16, “Leases” for further information.
(4) See note 23, “Senior secured term loan facility and warrants” for further information.
(5) See note 25, “Deerfield warrants” for further information.

Schedule of credit quality	:

(in KUSD)	December 31, 2022	December 31, 2021
Cash and cash equivalents
UBS	105,183	154,961
Credit Suisse	110,338	157,098
JP Morgan Chase	654	1,295
Bank of America	110,266	153,190
	326,441	466,544